Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Fair Value Measurements
Equity derivative contracts	$ 11,610	$ 10,863
Contingent consideration	30,949	12,990
Level 2
Fair Value Measurements
Equity derivative contracts	11,610	10,863
Level 3
Fair Value Measurements
Contingent consideration	$ 30,949	$ 12,990